Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,136	$ 2,060
Pension obligation	282	300
Renewable energy investment	268	295
Equity investments	63	65
Lease financings	42	130
Securities valuation	1
Securities valuation		(15)
Credit losses on loans	(46)	(54)
Reserves not deducted for tax	(120)	(143)
Employee benefits	(257)	(266)
Other assets	(43)	(65)
Other liabilities	229	189
U.S. foreign tax credits	(39)	0
Valuation allowance	39	0
Net deferred tax liability	$ 2,555	$ 2,496